Derivatives (Narrative) (Details) (USD $)	12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Visa Class B Shares [Member]	Dec. 31, 2011 Visa Class B Shares [Member]	Dec. 31, 2012 Parent Company [Member]	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2012 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2011 Derivative Instruments With Accelerated Termination Provisions [Member]	Dec. 31, 2012 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2011 Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method [Member]	Dec. 31, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Oct. 31, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Apr. 30, 2012 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2011 Subordinated Debentures Subject To Mandatory Redemption Amount [Member]	Dec. 31, 2012 Hedge Of Held To Maturity Trust Preferred Loans [Member] Parent Company [Member]	Dec. 31, 2011 Hedge Of Held To Maturity Trust Preferred Loans [Member] Parent Company [Member]	Dec. 31, 2012 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2011 Additional Derivative Agreements [Member] Derivative Instruments With Adjustable Collateral Posting Thresholds [Member]	Dec. 31, 2012 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] Parent Company [Member]	Dec. 31, 2011 Fixed Interest Rate Swaps To Hedge [Member] Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Shortcut Method [Member] Parent Company [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables	$ 182,600,000	$ 192,600,000
Collateral received							260,800,000	270,300,000									260,800,000	270,300,000
Collateral cash payables	128,300,000	149,100,000
Securities posted collateral							43,900,000	36,800,000									173,400,000	179,800,000
Net fair value of derivative assets with adjustable posting thresholds							221,100,000	244,600,000									221,200,000	245,000,000
Net fair value of derivative liabilities with adjustable posting thresholds							38,400,000	39,600,000									172,300,000	187,700,000
Total trading revenues	308,000,000	329,700,000
Certain term borrowings total									500,000,000										904,000,000	904,000,000
Net fair value of interest rate derivatives hedging									26,900,000	25,700,000				2,100,000					71,000,000	99,200,000
Noncallable senior debt maturing date	December 2015
Net fair value of interest rate derivatives hedging subordinated debt											2,700,000				2,000,000	8,800,000
Other Long-term Debt	2,226,482,000	2,481,660,000			841,234,000	848,654,000					200,000,000	200,000,000	200,000,000	200,000,000
Hedged held-to-maturity trust preferred loans principal balance					56,800,000	196,300,000
Fixed rate term before conversion to floating rate															5 years
Derivative liabilities related to sale			2,200,000	11,800,000
Hedged amount of foreign currency denominated loans	$ 600,000	$ 800,000